As filed with Securities and Exchange Commission on November 4, 2021.
File Nos. 333-201800
811-03240

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-4
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 22	[X]
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 287	[X]
(Check Appropriate Box or Boxes)

The Variable Annuity Life Insurance Company Separate Account A
(Exact Name of Registrant)
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
(Name of Depositor)
2929 Allen Parkway, Houston, Texas 77019
(Address of Depositor’s Principal Offices) (Zip Code)
Depositor’s Telephone Number, including Area Code: (713) 831-3150
Johnpaul Van Maele, Esq.
The Variable Annuity Life Insurance Company
2929 Allen Parkway, Houston, Texas 77019
(Name and Address of Agent for Service for Depositor, Registrant and Guarantor)
Approximate Date of Proposed Public Offering: Continuous
It is proposed that this filing will become effective:
□  immediately upon filing pursuant to paragraph (b) of Rule 485
☒  on November 8, 2021 pursuant to paragraph (b) of Rule 485
□  60 days after filing pursuant to paragraph (a)(1) of Rule 485
□  on (date) pursuant to paragraph (a)(1) of Rule 485.
If appropriate, check the following box:
□  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Units of interest in flexible premium deferred variable annuity contracts.

The Variable Annuity Life Insurance Company Separate Account A
Part A — Prospectus
Incorporated by reference to the prospectus dated May 3, 2021, as filed under Form N-4, Post-Effective Amendment No. 21 under the Securities Act of 1933 and Amendment No. 279 under the Investment Company Act of 1940, File Nos. 333-201800 and 811-03240, filed on April 28, 2021 Accession No. 0001193125-21-137090, and prospectus supplements filed on July 12, 2021, July 29, 2021, and August 9, 2021.

Part B — Statement of Additional Information
Incorporated by reference to the Statement of Additional Information as filed under Form N-4, Post-Effective Amendment No. 21 under the Securities Act of 1933 and Amendment No. 279 under the Investment Company Act of 1940, File Nos. 333-201800 and 811-03240, filed on April 28, 2021 Accession No. 0001193125-21-137090.

SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUS DATED NOVEMBER 8, 2021

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

VALIC SEPARATE ACCOUNT A

Polaris Platinum Elite Variable Annuity

This Rate Sheet Prospectus Supplement (“Rate Sheet Supplement”) does not apply if you do not elect a living benefit feature. All previous rates are included in an appendix to the prospectus and available on www.aig.com/ProductProspectuses.

This Rate Sheet Supplement provides the current initial annual fee rate, Minimum Income Base Percentage or Income Credit Percentage, as applicable, Maximum Annual Withdrawal Percentages and Protected Income Payment Percentages for Polaris Income Max and Polaris Income Plus Daily Flex living benefits effective on or after November 8, 2021. This Rate Sheet Supplement must be used in conjunction with the prospectus dated November 8, 2021. If you need a copy of the current Rate Sheet Supplement or prospectus, please call our Annuity Service Center at (800) 445-7862 or visit our website at www.aig.com/ProductProspectuses. All Rate Sheet Supplements are filed with the Securities and Exchange Commission and are available on the EDGAR system at www.sec.gov, file number 333-201800.

The rates and percentages listed below apply to applications signed on or after November 8, 2021. In order to get these terms, your application must be signed and in good order while this Rate Sheet Supplement is in effect. If you sign your application after this Rate Sheet Supplement is no longer in effect, you will receive the terms that are in effect on the date that your application is signed in good order. After your contract is issued, the percentages and terms listed below are guaranteed not to change for the life of your contract. Please note that your annual fee rate can change after the first Benefit Year subject to the minimum and maximum in effect at the time of contract issue, as described in the prospectus.

The percentages listed in this Rate Sheet Prospectus Supplement can be superseded at any time. At least 10 days before we change the current terms for the next effective period, the new terms and effective period will be filed in a new Rate Sheet Supplement on EDGAR at www.sec.gov, file number 333-201800.

POLARIS INCOME MAX

Initial Annual Fee Rate

Calculated as percentage of the Income Base (as defined in the Glossary of Living Benefit Terms in the prospectus) and deducted from the contract value. The initial annual fee rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change subject to the parameters and maximum rate as described in the prospectus.

Initial Fee
One Covered Person	1.45%
Two Covered Persons	1.45%

Income Credit Percentage

The Income Credit Percentage is 5.25% (as a percentage of the Income Credit Base).

Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage Table

The first percentage represents the Maximum Annual Withdrawal Percentage (as defined in the Glossary of Living Benefit Terms in the prospectus) and the second percentage represents the Protected Income Payment Percentage (as defined in the Glossary of Living Benefit Terms in the prospectus) for each of the options shown:

Number of Covered Persons and Age of Covered Person(s) on the Activation Date(1)	Polaris Income Max Income Option 1		Polaris Income Max Income Option 2		Polaris Income Max Income Option 3
	Maximum Annual Withdrawal Percentage	Protected Income Payment Percentage	Maximum Annual Withdrawal Percentage	Protected Income Payment Percentage	Maximum Annual Withdrawal Percentage	Protected Income Payment Percentage
One Covered Person (Age 50 - 59)	4.00%	3.00%(2)	4.00%	3.00%(2)	3.00%	3.00%
One Covered Person (Age 60 - 64)	5.00%	3.00%(2)	5.00%	3.00%(2)	3.50%	3.50%
One Covered Person (Age 65 - 74)	6.25%	4.00%	7.50%	3.00%	5.00%	5.00%
One Covered Person (Age 75 and Older)	6.75%	4.00%	8.00%	3.00%	5.25%	5.25%
Two Covered Persons (Age 50 - 59)	3.60%	2.60%(3)	3.60%	2.60%(3)	2.60%	2.60%
Two Covered Persons (Age 60 - 64)	4.60%	2.60%(3)	4.60%	2.60%(3)	3.10%	3.10%
Two Covered Persons (Age 65 - 74)	5.85%	3.60%	7.10%	2.60%	4.60%	4.60%
Two Covered Persons (Age 75 and Older)	6.35%	3.60%	7.60%	2.60%	4.85%	4.85%

(1)	If there are Two Covered Persons, the age on the Activation Date is based on the age of the younger of the Two Covered Persons.
(2)	If One Covered Person is elected, the Protected Income Payment Percentage is 4.00% if the Income Base is increased to a new Higher Anniversary Value on or after the Covered Person’s 65th birthday.
(3)

If Two Covered Persons are elected, the Protected Income Payment Percentage is 3.60% if the Income Base is increased to a new Higher Anniversary Value on or after the younger Covered Person’s 65th birthday.

POLARIS INCOME PLUS DAILY FLEX

Initial Annual Fee Rate

Calculated as percentage of the Income Base (as defined in the Glossary of Living Benefit Terms in the prospectus) and deducted from the contract value. The initial annual fee rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change subject to the parameters and maximum rate as described in the prospectus.

Initial Fee
One Covered Person	1.45%
Two Covered Persons	1.45%

Minimum Income Base Percentage

The annual Minimum Income Base Percentage is 5.00%

(as a percentage of each Purchase Payment)

Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage Table

The first percentage represents the Maximum Annual Withdrawal Percentage (as defined in the Glossary of Living Benefit Terms in the prospectus) and the second percentage represents the Protected Income Payment Percentage (as defined in the Glossary of Living Benefit Terms in the prospectus) for each of the options shown:

Number of Covered Persons and Age of Covered Person(s) on the Activation Date(1)	Polaris Income Plus Daily Flex Income Option 1		Polaris Income Plus Daily Flex Income Option 2		Polaris Income Plus Daily Flex Income Option 3
	Maximum Annual Withdrawal Percentage	Protected Income Payment Percentage	Maximum Annual Withdrawal Percentage	Protected Income Payment Percentage	Maximum Annual Withdrawal Percentage	Protected Income Payment Percentage
One Covered Person (Age 45 - 59)	3.25%	2.75%(2)	3.25%	2.75%(2)	2.50%	2.50%
One Covered Person (Age 60 - 64)	4.25%	2.75%(2)	4.25%	2.75%(2)	3.00%	3.00%
One Covered Person (Age 65 - 74)	6.00%	4.00%	7.00%	3.00%	4.75%	4.75%
One Covered Person (Age 75 and Older)	6.50%	4.00%	7.50%	3.00%	5.00%	5.00%
Two Covered Persons (Age 45 - 59)	2.85%	2.35%(3)	2.85%	2.35%(3)	2.10%	2.10%
Two Covered Persons (Age 60 - 64)	3.85%	2.35%(3)	3.85%	2.35%(3)	2.60%	2.60%
Two Covered Persons (Age 65 - 74)	5.60%	3.60%	6.60%	2.60%	4.35%	4.35%
Two Covered Persons (Age 75 and Older)	6.10%	3.60%	7.10%	2.60%	4.60%	4.60%

(1)	If there are Two Covered Persons, the age on the Activation Date is based on the age of the younger of the Two Covered Persons.
(2)	If One Covered Person is elected, the Protected Income Payment Percentage is 4.00% if the Income Base is increased to a Step-Up Value on or after the Covered Person’s 65th birthday.
(3)	If Two Covered Persons are elected, the Protected Income Payment Percentage is 3.60% if the Income Base is increased to a Step-Up Value on or after the younger Covered Person’s 65th birthday.

Dated: November 8, 2021

Please keep this Supplement with your prospectus

Supplement to the Variable Annuity Prospectus and Summary Prospectuses dated May 3, 2021 as supplemented and amended

American General Life Insurance Company

Variable Separate Account

Polaris Platinum III Variable Annuity

Polaris Preferred Solution Variable Annity

The United States Life Insurance Company in the City of New York

FS Variable Separate Account

Polaris Platinum III Variable Annuity

Polaris Preferred Solution Variable Annuity

The Variable Annuity Life Insurance Company

VALIC Separate Account A

Polaris Platinum Elite Variable Annuity

The following information applies to the Prospectus, Updating Summary Prospectus, and if applicable, Initial Summary Prospectus (collectively, the “Prospectus”). The date of the Prospectus has been changed to November 8, 2021. All capitalized terms used but not defined herein have the same meaning as those included in the Prospectus.

Effective on or about November 8, 2021 (“Effective Date”), certain Underlying Funds available under the contract were reorganized, following shareholder approval (the “Reorganization”). Underlying Funds of Anchor Series Trust and SunAmerica Series Trust (the “Target Underlying Funds”) were reorganized into the Underlying Funds of SunAmerica Series Trust (the “Acquiring Underlying Funds”) as shown in the table below. Accordingly, on the Effective Date, all references in the Prospectus to “Anchor Series Trust” and each of the Target Underlying Funds were removed.

The Underlying Fund expenses remained unchanged or were lowered as a result of the Reorganization. Please see “APPENDIX A – UNDERLYING FUNDS AVAILABLE UNDER THE CONTRACT” in the Prospectus for the current expenses and performance information for each Acquiring Underlying Fund.

Type	Target Underlying Funds Advisor Subadvisor (if applicable)	Acquiring Underlying Funds Advisor Subadvisor (if applicable)
Asset Allocation	SA PGI Asset Allocation Portfolio – Class 3 SunAmerica Asset Management, LLC Principal Global Investors, LLC	SA JPMorgan Diversified Balanced Portfolio – Class 3* SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.
Asset Allocation	SA Wellington Strategic Multi-Asset Portfolio – Class 3 SunAmerica Asset Management, LLC Wellington Management Company LLP	SA Wellington Strategic Multi-Asset Portfolio – Class 3 SunAmerica Asset Management, LLC Wellington Management Company LLP
Bond	SA Wellington Government and Quality Bond Portfolio – Class 3 SunAmerica Asset Management, LLC Wellington Management Company LLP	SA Wellington Government and Quality Bond Portfolio – Class 3 SunAmerica Asset Management, LLC Wellington Management Company LLP
Stock	SA Columbia Technology Portfolio – Class 3 SunAmerica Asset Management, LLC Columbia Management Investment Advisers, LLC	SA Wellington Capital Appreciation Portfolio – Class 3 SunAmerica Asset Management, LLC Wellington Management Company LLP
Stock	SA Wellington Capital Appreciation Portfolio – Class 3 SunAmerica Asset Management, LLC Wellington Management Company LLP
Stock	SA WellsCap Aggressive Growth Portfolio – Class 3 SunAmerica Asset Management, LLC Wells Capital Management Incorporated	SA JPMorgan Mid-Cap Growth Portfolio – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.

*On the Effective Date, the Underlying Fund expense for SA JPMorgan Diversified Balanced Portfolio – Class 3 changed from 1.17% to 1.08%.

Additional information regarding the Underlying Funds, including the Fund Prospectuses, may be obtained by visiting our website at www.aig.com/ProductProspectuses or by calling (855) 421-2692.

Neither our automatic transfer of the assets to the Acquiring Funds on the Effective Date, nor your transfer of assets out of the Target Funds prior to the Effective Date or out of the Acquiring Funds within 60 days after the Effective Date, will count against the free transfers that you are permitted to make each year or for the purposes of the U.S. Mail Policy. If you have any questions, please contact our Annuity Service Center at 1-800-445-7862.

Dated: November 8, 2021

Please keep this Supplement with your Prospectus

SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 3, 2021

AMERICAN GENERAL LIFE INSURANCE COMPANY

VARIABLE SEPARATE ACCOUNT

Polaris Variable Annuity

Polaris II Variable Annuity

Polaris Advisory Variable Annuity

Polaris Choice II Variable Annuity

Polaris Choice III Variable Annuity

Polaris Choice IV Variable Annuity

Polaris Platinum II Variable Annuity

Polaris Platinum III Variable Annuity

Polaris Preferred Solution Variable Annuity

Polaris Retirement Protector Variable Annuity

VARIABLE ANNUITY ACCOUNT SEVEN

Polaris II A-Class Variable Annuity

Polaris II A-Class Platinum Series Variable Annuity

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

FS VARIABLE SEPARATE ACCOUNT

Polaris Platinum III Variable Annuity

Polaris Preferred Solution Variable Annuity

Polaris Retirement Protector Variable Annuity

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

VALIC SEPARATE ACCOUNT A

Polaris Platinum Elite Variable Annuity

The date of the Statement of Additional Information is changed to November 8, 2021.

Dated: November 8, 2021

Please keep this Supplement with your Statement of Additional Information.

Part C — Other Information
Item 27.     Exhibits
Exhibit Number	Description	Location
(a)(1)	Resolutions adopted by The Variable Annuity Life Insurance Company Board of Directors at its Annual Meeting of April 18, 1979 establishing The Variable Annuity Life Insurance Company Separate Account A	Incorporated by reference to Post-Effective Amendment No. 5 and Amendment No. 45, File Nos. 033-75292 and 811-03240, filed on March 1, 1996, Accession No. 0000950129-96-000265.
(a)(2)	Restated Resolutions dated September 1, 2002, adopted by unanimous written consent of Executive Committee of The Variable Annuity Life Insurance Company Board of Directors	Incorporated by reference to Post-Effective Amendment No. 21 and Amendment No. 77, File Nos. 033-75292 and 811-03240, filed on April 30, 2003, Accession No. 0000899243-03-000987.
(b)	Custodian Agreements	Not Applicable
(c)(1)	Amended and Restated Distribution Agreement between The Variable Annuity Life Insurance Company and American General Distributors dated January 1, 2002	Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 215. File Nos. 333-201800 and 811-03240, filed on April 27, 2015, Accession No. 0001193125-15-149785.
(c)(2)	Amendment No.1 to Distribution Agreement dated April 30, 2015	Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 215. File Nos. 333-201800 and 811-03240, filed on April 27, 2015, Accession No. 0001193125-15-149785.
(c)(3)	Distribution Agreement between The Variable Annuity Life Insurance Company and AIG Capital Services, Inc. dated December 31, 2018	Incorporated by reference to Post-Effective Amendment No. 17 and Amendment 260, File Nos. 333-201800 and 811-03240 filed on April 25, 2019, Accession No. 0001193125-19-119360.
(d)(1)	Variable Annuity Contract (V-803 (11/14))	Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 215. File Nos. 333-201800 and 811-03240, filed on April 27, 2015, Accession No. 0001193125-15-149785.
(d)(2)	Nursing Home Waiver Rider (VE-7036-RI (11/14))	Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 215. File Nos. 333-201800 and 811-03240, filed on April 27, 2015, Accession No. 0001193125-15-149785.
(d)(3)	Return of Purchase Payment Optional Death Benefit Endorsement (VE-8022 (11/14))	Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 215. File Nos. 333-201800 and 811-03240, filed on April 27, 2015, Accession No. 0001193125-15-149785.
(d)(4)	Maximum Anniversary Value Optional Death Benefit Endorsement (VE-8023 (11/14))	Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 215. File Nos. 333-201800 and 811-03240, filed on April 27, 2015, Accession No. 0001193125-15-149785.
(d)(5)	Optional Guaranteed Living Benefit Endorsement (VE-6248 (11/14))	Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 215. File Nos. 333-201800 and 811-03240, filed on April 27, 2015, Accession No. 0001193125-15-149785.
(d)(6)	Premium Plus Endorsement (VE-6245 (11/14))	Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 215. File Nos. 333-201800 and 811-03240, filed on April 27, 2015, Accession No. 0001193125-15-149785.
(d)(7)	Individual Retirement Annuity Endorsement (VE-6171 (11/14))	Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 215. File Nos. 333-201800 and 811-03240, filed on April 27, 2015, Accession No. 0001193125-15-149785.
(d)(8)	Roth IRA Endorsement (VE-6172 (11/14))	Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 215. File Nos. 333-201800 and 811-03240, filed on April 27, 2015, Accession No. 0001193125-15-149785.

Exhibit Number	Description	Location
(d)(9)	SEP IRA Endorsement (VE-6173 (11/14))	Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 215. File Nos. 333-201800 and 811-03240, filed on April 27, 2015, Accession No. 0001193125-15-149785.
(d)(10)	Pension and Profit Sharing Plan Endorsement (VE-6067 (11/14))	Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 215. File Nos. 333-201800 and 811-03240, filed on April 27, 2015, Accession No. 0001193125-15-149785.
(d)(11)	State Deferred Compensation Plan Endorsement (VE-6066 (11/14))	Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 215. File Nos. 333-201800 and 811-03240, filed on April 27, 2015, Accession No. 0001193125-15-149785.
(d)(12)	Economic Growth and Tax Relief Reconciliation Act (“EGTRRA) (VE-6174 (11/14))	Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 215. File Nos. 333-201800 and 811-03240, filed on April 27, 2015, Accession No. 0001193125-15-149785.
(d)(13)	Extended Legacy Program Guide	Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 215. File Nos. 333-201800 and 811-03240, filed on April 27, 2015, Accession No. 0001193125-15-149785.
(d)(14)	Optional Guaranteed Living Benefit Endorsement (VE-8036 (11/15))	Incorporated by reference to Post-Effective Amendment No. 4 and Amendment 222, File Nos. 333-201800 and 811-03240, filed on April 29, 2016, Accession No. 0001193125-16-568272.
(d)(15)	Optional Guaranteed Living Benefit Endorsement (VE-6248 (12/15))	Incorporated by reference to Post-Effective Amendment No. 6 and Amendment 233, File Nos. 333-201800 and 811-03240 filed on December 15, 2016, Accession No. 0001193125-16-794260.
(d)(16)	Optional Return of Purchase Payment Death Benefit Endorsement (VE-8022 (12/15))	Incorporated by reference to Post-Effective Amendment No. 9 and Amendment 236, File Nos. 333-201800 and 811-03240 filed on April 26, 2017, Accession No. 0001193125-17-139091.
(d)(17)	Optional Return of Purchase Payment Death Benefit Endorsement (VE-8022 (8/16))	Incorporated by reference to Post-Effective Amendment No. 9 and Amendment 236, File Nos. 333-201800 and 811-03240 filed on April 26, 2017, Accession No. 0001193125-17-139091.
(d)(18)	Optional Maximum Anniversary Value Death Benefit Endorsement (VE-8023 (12/15))	Incorporated by reference to Post-Effective Amendment No. 9 and Amendment 236, File Nos. 333-201800 and 811-03240 filed on April 26, 2017, Accession No. 0001193125-17-139091.
(d)(19)	Optional Maximum Anniversary Value Death Benefit Endorsement (VE-8023 (8/16))	Incorporated by reference to Post-Effective Amendment No. 9 and Amendment 236, File Nos. 333-201800 and 811-03240 filed on April 26, 2017, Accession No. 0001193125-17-139091.
(d)(20)	Optional Guaranteed Living Benefit Endorsement Daily (VE-8036 (12/16))	Incorporated by reference to Post-Effective Amendment No. 9 and Amendment 236, File Nos. 333-201800 and 811-03240 filed on April 26, 2017, Accession No. 0001193125-17-139091.
(d)(21)	Optional Return of Purchase Payment Death Benefit Rider (VE-8022 (12/18))	Incorporated by reference to Post-Effective Amendment No. 17 and Amendment 260, File Nos. 333-201800 and 811-03240 filed on April 25, 2019, Accession No. 0001193125-19-119360.
(d)(22)	Optional Maximum Anniversary Value Death Benefit Rider (VE-8023 (12/18))	Incorporated by reference to Post-Effective Amendment No. 17 and Amendment 260, File Nos. 333-201800 and 811-03240 filed on April 25, 2019, Accession No. 0001193125-19-119360.
(d)(23)	Optional Guaranteed Lifetime Income Rider (VE-8060 (12/18))	Incorporated by reference to Post-Effective Amendment No. 17 and Amendment 260, File Nos. 333-201800 and 811-03240 filed on April 25, 2019, Accession No. 0001193125-19-119360.
(d)(24)	Optional Guaranteed Lifetime Income Rider (VE-8075 (12/18))	Incorporated by reference to Post-Effective Amendment No. 17 and Amendment 260, File Nos. 333-201800 and 811-03240 filed on April 25, 2019, Accession No. 0001193125-19-119360.
(e)	Application for Contract

Exhibit Number	Description	Location
(e)(1)	Annuity Application (VA-579 (11/14))	Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 215. File Nos. 333-201800 and 811-03240, filed on April 27, 2015, Accession No. 0001193125-15-149785.
(e)(2)	Annuity Application (VA-579 (10/16))	Incorporated by reference to Post-Effective Amendment No. 6 and Amendment 233, File Nos. 333-201800 and 811-03240 filed on December 15, 2016, Accession No. 0001193125-16-794260.
(e)(3)	Annuity Application (VA-579E (1/16))	Incorporated by reference to Post-Effective Amendment No. 6 and Amendment 233, File Nos. 333-201800 and 811-03240 filed on December 15, 2016, Accession No. 0001193125-16-794260.
(e)(4)	Annuity Application (VA-579E (10/16))	Incorporated by reference to Post-Effective Amendment No. 6 and Amendment 233, File Nos. 333-201800 and 811-03240 filed on December 15, 2016, Accession No. 0001193125-16-794260.
(e)(5)	Annuity Application (VA-579 (12/18))	Incorporated by reference to Post-Effective Amendment No. 21 and Amendment No. 279, File Nos. 333-201800 and 811-03240, filed on April 28, 2021, Accession No. 0001193125-21-137090.
(e)(6)	Annuity Application (VA-579E (12/18))	Incorporated by reference to Post-Effective Amendment No. 21 and Amendment No. 279, File Nos. 333-201800 and 811-03240, filed on April 28, 2021, Accession No. 0001193125-21-137090.
(f)	Corporate Documents of Depositor
(f)(1)	Copy of Amended and Restated Articles of Incorporation of The Variable Annuity Life Insurance Company, effective as of April 28, 1989	Incorporated by reference to Post-Effective Amendment No. 5 and Amendment No. 45, File Nos. 033-75292 and 811-03240, filed on March 1, 1996, Accession No. 0000950129-96-000265.
(f)(2)	Copy of Amendment Number One to Amended and Restated Articles of Incorporation of The Variable Annuity Life Insurance Company (as amended through April 28, 1989) effective March 28, 1990	Incorporated by reference to Post-Effective Amendment No. 5 and Amendment No. 45, File Nos. 033-75292 and 811-03240, filed on March 1, 1996, Accession No. 0000950129-96-000265.
(f)(3)	Copy of Amended and Restated Bylaws of The Variable Annuity Life Insurance Company as amended through August 3, 2006	Incorporated by reference to Initial Registration Statement, File Nos. 333-137942 and 811-03240, filed on October 11, 2006, Accession No. 0001193125-06-206012.
(g)	Reinsurance Contract	Not Applicable
(h)	Material Contracts
(h)(1)	Anchor Series Trust Fund Participation Agreement	Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 215. File Nos. 333-201800 and 811-03240, filed on April 27, 2015, Accession No. 0001193125-15-149785.
(h)(2)	SunAmerica Series Trust Fund Participation Agreement	Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 215. File Nos. 333-201800 and 811-03240, filed on April 27, 2015, Accession No. 0001193125-15-149785.
(h)(3)	Lord Abbett Fund Participation Agreement	Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 215. File Nos. 333-201800 and 811-03240, filed on April 27, 2015, Accession No. 0001193125-15-149785.
(h)(4)	American Funds Insurance Series and SunAmerica Series Trust Master-Feeder Fund Participation Agreement	Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 215. File Nos. 333-201800 and 811-03240, filed on April 27, 2015, Accession No. 0001193125-15-149785.

Exhibit Number	Description	Location
(h)(5)	Franklin Templeton Variable Insurance Products Trust Fund Participation Agreement	Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 215. File Nos. 333-201800 and 811-03240, filed on April 27, 2015, Accession No. 0001193125-15-149785.
(h)(6)	Franklin Templeton Variable Insurance Products Trust Fund Participation Agreement Addendum	Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 215. File Nos. 333-201800 and 811-03240, filed on April 27, 2015, Accession No. 0001193125-15-149785.
(h)(7)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Fund Participation Agreement	Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 215. File Nos. 333-201800 and 811-03240, filed on April 27, 2015, Accession No. 0001193125-15-149785.
(h)(8)	Seasons Series Trust Fund Participation Agreement	Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 215. File Nos. 333-201800 and 811-03240, filed on April 27, 2015, Accession No. 0001193125-15-149785.
(h)(9)	Goldman Sachs Variable Insurance Trust Fund Participation Agreement	Incorporated by reference to Post-Effective Amendment No. 6 and Amendment 233, File Nos. 333-201800 and 811-03240 filed on December 15, 2016, Accession No. 0001193125-16-794260.
(h)(10)	PIMCO Variable Insurance Trust Fund Participation Agreement	Incorporated by reference to Post-Effective Amendment No. 2 to Form S-6 Registration Statement, File No. 333-80191, filed on September 20, 2000, Accession No. 0000899243-00-002107.
(h)(11)	Amendment to PIMCO Variable Insurance Trust Fund Participation Agreement	Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 1, File Nos. 333-198223 and 811-03859, filed on November 3, 2014, Accession No. 0000950123-14-010828.
(i)	Administrative Contracts
(j)	Other Material Contracts
(k)	Opinion of Counsel and Consent of Depositor	Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 215. File Nos. 333-201800 and 811-03240, filed on April 27, 2015, Accession No. 0001193125-15-149785.
(l)	Consent of Independent Registered Public Accounting Firm	Filed Herewith
(m)	Financial Statements Omitted	None
(n)	Initial Capital Agreement	Not Applicable
(o)	Form Of Initial Summary Prospectus	Not Applicable
(p)	Power of Attorney — The Variable Annuity Life Insurance Company Directors	Filed Herewith
Item 28.     Directors and Officers of the Depositor
The directors and principal officers of the Company are set forth below. The business address of each officer and director is 2929 Allen Parkway, Houston, Texas 77019, unless otherwise noted.
Names, Positions and Offices Held with Depositor
Kevin T. Hogan (1)	Director, Chairman, Chief Executive Officer, and President
Robert J. Scheinerman (4)	Director, Chief Executive Officer, Group Retirement
Thomas J. Diemer (4)	Director, Executive Vice President and Chief Financial Officer
Gilliane E. Isabelle (10)	Director, Senior Vice President and Chief Distribution Officer
Alireza Vaseghi (1)	Director, Senior Vice President and Chief Investment Officer
Emily W. Gingrich (1)	Director, Senior Vice President, Chief Actuary and Corporate Illustration Actuary
Michael P. Harwood (5)	Director and Senior Vice President
Jonathan J. Novak (2)	Chief Executive Officer, Institutional Markets
Jeffery A. Ferguson (4)	Executive Vice President and Chief Transformation Officer

Names, Positions and Offices Held with Depositor
Todd A. McGrath (4)	Executive Vice President and Chief Operating Officer
Michael J. Brodeur (4)	Executive Vice President
Eric S. Levy (4)	Executive Vice President
Christopher P. Filiaggi (9)	Senior Vice President and Life Controller
Katherine A. Anderson	Senior Vice President and Chief Risk Officer
David Ditillo (6)	Senior Vice President and Chief Information Officer
Kyle L. Jennings (4)	Senior Vice President and Chief Compliance Officer
Kara R. Boling (4)	Senior Vice President, Operations
Roger A. Craig (4)	Senior Vice President, General Counsel and Assistant Secretary
Frank A. Kophamel (5)	Senior Vice President, Deputy Chief Actuary and Appointed Actuary
Christopher V. Muchmore (3)	Senior Vice President, Chief Financial Officer, Individual Retirement
Sai P. Raman (7)	Senior Vice President, Institutional Markets
Christine A. Nixon (3)	Senior Vice President
Sabyasachi Ray (1)	Senior Vice President
Justin J.W. Caulfield (12)	Vice President and Treasurer
Julie Cotton Hearne (4)	Vice President and Secretary
Mallary L. Reznik (3)	Vice President and Assistant Secretary
Lloyd J. Bellow (5)	Vice President and Tax Officer
Daniel R. Cricks (5)	Vice President and Tax Officer
Stephen G. Lunanuova (9)	Vice President and Tax Officer
Thomas C. Spires (5)	Vice President and Tax Officer
Lisa K. Gerhart (5)	Vice President and Assistant Life Controller
Christina M. Haley (3)	Vice President, Product Filing
Tracey E. Harris	Vice President, Product Filing
Mary M. Newitt (3)	Vice President, Product Filing
Charles R. Burger (4)	Vice President, 38a-1 Compliance Officer
Thomas Goodwin (4)	Vice President, Business Case Development
Barbara L. Rayll (4)	Vice President, Business Case Development
Nicolas Berg (1)	Vice President
Michelle D. Campion (8)	Vice President
Jeffrey S. Flinn	Vice President
Christopher J. Hobson (3)	Vice President
Jennifer N. Miller (8)	Vice President
Stewart R. Polakov (3)	Vice President
Rosemary Foster (4)	Assistant Secretary
Virginia N. Puzon (3)	Assistant Secretary
Marjorie D. Washington (4)	Assistant Secretary
Murtaza A. Cheema (4)	Anti-Money Laundering and Economic Sanctions Compliance Officer
Laszlo Kulin (9)	Investment Tax Officer
Michael F. Mulligan (3)	Head of International Pension Risk Transfer
Ethan D. Bronsnick (11)	Head of Domestic Pension Risk Transfer
Staci R. Smith (4)	Manager, State Filings
Aileen V. Apuy (2)	Assistant Manager, State Filings
Melissa H. Cozart (4)	Privacy Officer

(1)	28 Liberty Street, Floor 45th, New York, NY 10005-1400
(2)	10880 Wilshire Boulevard, Los Angeles, CA 90024
(3)	21650 Oxnard Street, Woodland Hills, CA 91367
(4)	2919 Allen Parkway, Woodson Tower, Houston, TX, 77019
(5)	2727A Allen Parkway, Life Building, Houston, TX,77019
(6)	3211 Shannon Road, Durham, NC 27707
(7)	50 Danbury Road, Wilton, CT 06897
(8)	777 S. Figueroa Street, Los Angeles, CA 90017

(9)	30 Hudson Street, Jersey City, NJ,07302
(10)	1304 Concourse Drive, Linthicum, MD, 21090
(11)	160 Greene Street, 5 Harborside Plaza, Jersey City, NJ, 07311
(12)	1271 Avenue Of The Americas, New York, NY, 10020
Item 29.     Persons Controlled By or Under Common Control with Depositor or Registrant
The Registrant is a separate account of The Variable Annuity Life Insurance Company (“Depositor”). The Depositor is an indirect, wholly owned subsidiary of American International Group, Inc. An organizational chart for American International Group, Inc. can be found as Exhibit 21 in American International Group, Inc.’s Form 10-K, SEC File No. 001-08787, Accession No. 0001104659-21-025742, filed on February 19, 2021. Exhibit 21 is incorporated herein by reference.
Item 30.     Indemnification
Insofar as indemnification for liability arising under the Securities Act of 1933 (“Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
The Variable Annuity Life Insurance Company
To the full extent authorized by law, the corporation shall indemnify any person made, or threatened to be made, a party to an action or proceeding, whether criminal or civil, by reason of the fact that he, his testator or intestate is or was a director or officer of the corporation or serves or served in any capacity in any other corporation at the request of the corporation. Nothing contained herein shall affect any rights to indemnification to which corporate personnel other than directors and officers may be entitled by contract or otherwise under law.
Item 31.     Principal Underwriter
(a)   AIG Capital Services, Inc. acts as distributor for the following investment companies:
American General Life Insurance Company
Variable Separate Account
Variable Annuity Account Five
Variable Annuity Account Seven
Variable Annuity Account Nine
Variable Annuity Account Ten
AG Separate Account D
AGL Separate Account I of AGL
AGL Separate Account VL-R
The United States Life Insurance Company in the City of New York
FS Variable Separate Account
FS Variable Annuity Account Five
USL Separate Account VL-R
USL Separate Account USL A
The Variable Annuity Life Insurance Company
Variable Annuity Life Insurance Co Separate Account A

(b)   Directors, Officers and principal place of business:
Officer/Directors*	Position
Terri N. Fiedler(2)	Director, Senior Vice President and Chief Distribution Officer
Christina Nasta(1)	Director, Executive Vice President, Sales Operations
James T. Nichols(1)	Director, President and Chief Executive Officer
Frank Curran(1)	Vice President, Chief Financial Officer, Chief Operating Officer, Controller and Treasurer
Michael Fortey(2)	Chief Compliance Officer
Julie A. Cotton Hearne(2)	Vice President and Secretary
John T. Genoy(1)	Vice President
Mallary L. Reznik	Vice President
Daniel R. Cricks(2)	Vice President, Tax Officer
Thomas C. Spires(2)	Vice President, Tax Officer
Rosemary Foster(2)	Assistant Secretary
Virginia N. Puzon	Assistant Secretary
Marjorie Washington(2)	Assistant Secretary

*	Unless otherwise indicated, the principal business address of AIG Capital Services, Inc. and of each of the above individuals is 21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367-4997.
(1)	Principal business address 160 Greene Street, Jersey City, NJ 07311
(2)	Principal business address 2919 Allen Parkway, Houston, TX 77019
(c)   AIG Capital Services, Inc. retains no compensation or commissions from the Registrant.
Item 32.     Location of Accounts and Records
All records referenced under Section 31(a) of the1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of The Variable Annuity Life Insurance Company at its principal executive office located at 2929 Allen Parkway, Houston, Texas 77019.
Item 33.     Management Services
Not Applicable.
Item 34.     Fee Representation and Other Representations
Fee Representation
Depositor represents that the fees and charges to be deducted under the Contracts described in the prospectus contained in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Depositor in accordance with Section 26(f)(2)(A) of the Investment Company Act of 1940.
Other Representations
The Registrant hereby represents that it is relying on the No-Action Letter issued by the Division of Investment Management to the American Council of Life Insurance dated November 28, 1988 (Commission Ref. No. IP-6-88). Registrant has complied with conditions one through four on the No-Action Letter.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, The Variable Annuity Life Insurance Company Separate Account A, certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on this 3rd day of November, 2021.
The Variable Annuity Life Insurance Company Separate Account A
(Registrant)
BY: THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
(On behalf of the Registrant and itself)
BY:   /s/  Christopher P. Filiaggi

         Christopher P. Filiaggi
        SENIOR VICE PRESIDENT AND LIFE CONTROLLER
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.
Signature	Title	Date
* Kevin T. Hogan Kevin T. Hogan	Director, Chairman, Chief Executive Officer, and President (Principal Executive Officer)	November 3, 2021

* Thomas J. Diemer Thomas J. Diemer	Director, Executive Vice President and Chief Financial Officer (Principal Financial Officer)	November 3, 2021

* Christopher P. Filiaggi Christopher P. Filiaggi	Senior Vice President and Life Controller (Principal Accounting Officer)	November 3, 2021

Emily W. Gingrich	Director

* Michael P. Harwood Michael P. Harwood	Director	November 3, 2021

* Gilliane E. Isabelle Gilliane E. Isabelle	Director	November 3, 2021

* Robert J. Scheinerman Robert J. Scheinerman	Director	November 3, 2021

* Alireza Vaseghi Alireza Vaseghi	Director	November 3, 2021

*BY: /s/ TRINA SANDOVAL TRINA SANDOVAL Attorney-in-Fact pursuant to Powers of Attorney filed previously and/or herewith.		November 3, 2021